CONVERTIBLE NOTES (Schedule of Convertible Notes) (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
CONVERTIBLE NOTES [Abstract]
Principal balance of convertible notes	$ 1,127,887
Original issue discount, net	(104,270)
Debt discount	(695,139)
Convertible notes, net of discount	$ 328,478